Warrant Derivative Liabilities (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fair value of warrant liability, Beginning	$ 1,106,726	$ 201,687
Change in fair value through profit and loss	141,752	2,278,285
Reclassification to equity on exercise of warrants	(1,248,478)	(1,373,246)
Fair value of warrant liability, Ending	$ 0	$ 1,106,726